Commitments and Contingencies (Details) - USD ($)		7 Months Ended	9 Months Ended
	Jan. 14, 2022	Dec. 31, 2021	Sep. 30, 2022
Commitments and Contingencies (Details) [Line Items]
Purchase of additional units (in Shares)			1,125,000
Closing amount		$ 2,625,000	$ 1,545,537
Additional gross proceeds	$ 2,276,860
Underwriting commissions per unit (in Dollars per share)		$ 0.35	$ 0.35
Deferred underwriting payable			$ 2,704,690
Deferred fee		$ 2,625,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Purchase of additional units (in Shares)	227,686	1,125,000
Closing amount	$ 10	$ 1,500,000
Underwriting commissions per unit (in Dollars per share)		$ 0.2	$ 0.2